Fees Summary	Aug. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 861,000.00
Previously Paid Amount	0.00
Total Fee Amount	131.82
Total Offset Amount	0.00
Net Fee	131.82
Narrative - Max Aggregate Offering Price	$ 861,000.00
Final Prospectus	true